Credit Risk - Disclosure Of Maximum And Net Exposure To Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Collateral cash	£ (11,634)	£ (17,060)
Netting	(1,017)	(949)
Net exposure	319,319	328,792
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(214,900)	(219,000)
Netting	(400)	(100)
Net exposure	106,800	111,300
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	50,500	43,500
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	5,900	9,000
On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	284,500	287,500
On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	285,400	288,800
On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(900)	(1,300)
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	50,500	43,500
On-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	50,500	43,500
On-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,100
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,200
Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(214,900)	(219,000)
Netting	(400)	(100)
Net exposure	50,400	58,800
Financial assets at amortised cost | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(202,700)	(199,500)
Netting	0	0
Net exposure	48,000	54,600
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(181,200)	(173,300)
Netting	0	0
Net exposure	12,600	9,700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(16,800)	(20,400)
Netting	0	0
Net exposure	9,700	17,800
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(4,700)	(5,800)
Netting	0	0
Net exposure	(600)	800
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	700	900
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Other unsecured
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	22,500	23,200
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	3,100	2,200
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,800	3,000
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(12,200)	(19,500)
Netting	(400)	(100)
Net exposure	100	0
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	500	1,200
Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	228,100	235,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	229,000	236,300
Financial assets at amortised cost | On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(900)	(1,300)
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	213,500	212,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	177,800	169,700
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,900	23,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,800	6,500
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,200	9,900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,100	2,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	214,400	213,500
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	178,000	170,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,300	23,600
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,900	6,600
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,400	10,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,100	2,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(900)	(1,300)
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(400)	(600)
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,400	2,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,400	2,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,700	19,600
Financial assets at amortised cost | On-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,700	19,600
Financial assets at amortised cost | On-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	1,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	1,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,100
Financial assets at amortised cost | Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,300	42,100
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	16,000	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	15,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,300	42,200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	16,000	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	15,400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	1,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	1,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	5,900	9,000
Debt securities | On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
Debt securities | On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
Debt securities | On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0